Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Financial assets at amortized cost	₩ 1,060,058	₩ 608,389
Financial assets at fair value through profit or loss	1,064,856	952,319
Financial assets at fair value through other comprehensive income	1,508,192	347,877
Derivatives used for hedging	190,830	99,453
Less: Non-current	(2,501,484)	(822,379)
Current	1,322,452	1,185,659
Other financial liabilities
Financial liabilities at amortized cost	246,606	263,500
Financial liabilities at fair value through profit or loss	141,280	216,040
Derivatives used for hedging	33,555	18,126
Less: Non-current	(412,650)	(424,859)
Current Other financial assets	₩ 8,791	₩ 72,807